Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended	84 Months Ended	99 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000032838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Balanced Fund Class A (including sales charges) ($23,649)
Average Annual Return, Percent	5.70%	6.16%				8.99%
C000032840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Balanced Fund Class C (including sales charges) ($23,277)
Average Annual Return, Percent	10.31%	6.62%				8.82%
C000032842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Balanced Fund Institutional Class ($25,731)
C000094667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Balanced Fund Institutional 2 Class ($25,835)
C000122660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Balanced Fund Institutional 3 Class ($25,962)
C000094665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Balanced Fund Class R ($24,468)
C000253713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Balanced Fund Class S ($25,730)
C000032888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Contrarian Core Fund Class A (including sales charges) ($36,652)
Average Annual Return, Percent	11.51%	10.82%				13.87%
C000032890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Contrarian Core Fund Class C (including sales charges) ($36,079)
Average Annual Return, Percent	16.44%	11.31%				13.69%
C000032893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Contrarian Core Fund Institutional Class ($39,881)
C000122667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Contrarian Core Fund Institutional 2 Class ($40,201)
C000122668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Contrarian Core Fund Institutional 3 Class ($40,397)
C000094681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Contrarian Core Fund Class R ($37,923)
C000253719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Contrarian Core Fund Class S ($39,890)
C000061809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Fund Class A (including sales charges) ($21,613)
Average Annual Return, Percent	37.02%	2.27%				8.01%
C000061810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Fund Class C (including sales charges) ($21,280)
Average Annual Return, Percent	43.33%	2.72%				7.84%
C000061811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Fund Institutional Class ($23,511)
C000121798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Fund Institutional 2 Class ($23,798)
C000122684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Fund Institutional 3 Class ($23,881)
C000253721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Emerging Markets Fund Class S ($23,511)
C000032877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Technology Growth Fund Class A (including sales charges) ($75,099)
Average Annual Return, Percent	28.51%	15.48%				22.34%
C000032879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Technology Growth Fund Class C (including sales charges) ($73,902)
Average Annual Return, Percent	34.33%	15.99%				22.14%
C000032881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Technology Growth Fund Institutional Class ($81,680)
C000122665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Technology Growth Fund Institutional 2 Class ($82,179)
C000169173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Technology Growth Fund Institutional 3 Class ($82,606)
C000253718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Technology Growth Fund Class S ($81,680)
C000032843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Greater China Fund Class A (including sales charges) ($11,995)
Average Annual Return, Percent	(14.14%)	(9.21%)				1.84%
C000032846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Greater China Fund Institutional Class ($13,036)
C000179749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Greater China Fund Institutional 3 Class ($13,202)
C000032872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia International Dividend Income Fund Class A (including sales charges) ($23,288)
Average Annual Return, Percent	22.93%	9.01%				8.82%
C000032876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia International Dividend Income Fund Institutional Class ($25,333)
C000138362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia International Dividend Income Fund Institutional 2 Class ($25,686)
C000078988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia International Dividend Income Fund Institutional 3 Class ($25,807)
C000253717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia International Dividend Income Fund Class S ($25,333)
C000032847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Growth Fund Class A (including sales charges) ($32,171)
Average Annual Return, Percent	6.77%	5.11%				12.39%
C000032849
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Growth Fund Class C (including sales charges) ($31,660)
Average Annual Return, Percent	11.51%	5.57%				12.22%
C000032854
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Growth Fund Institutional Class ($35,010)
C000094669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Growth Fund Institutional 2 Class ($35,210)
C000078986
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Growth Fund Institutional 3 Class ($35,387)
C000253714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Growth Fund Class S ($35,006)
C000032868
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Growth Fund Class A (including sales charges) ($40,807)
Average Annual Return, Percent	20.06%	3.43%				15.10%
C000032870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Growth Fund Class C (including sales charges) ($40,133)
Average Annual Return, Percent	25.39%	3.88%				14.91%
C000032871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Growth Fund Institutional Class ($44,371)
C000121792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Growth Fund Institutional 2 Class ($44,814)
C000078987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Growth Fund Institutional 3 Class ($45,052)
C000094677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Growth Fund Class R ($42,204)
C000253716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Growth Fund Class S ($44,371)
C000029358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Income Fund Class A (including sales charges) ($13,188)
Average Annual Return, Percent	(2.24%)	0.85%				2.81%
C000029360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Income Fund Class C (including sales charges) ($12,851)
Average Annual Return, Percent	0.89%	1.08%				2.54%
C000029362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Income Fund Institutional Class ($14,195)
C000094663
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Income Fund Institutional 2 Class ($14,266)
C000129839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Income Fund Institutional 3 Class ($14,312)
C000094661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Income Fund Class R ($13,498)
C000253710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Income Fund Class S ($13,910)
C000179757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Manager Alternative Strategies Fund Institutional Class ($12,664)
C000199958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Manager International Equity Strategies Fund Institutional Class ($20,825)
C000179756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Manager Small Cap Equity Strategies Fund Institutional Class ($24,049)
C000179755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Manager Total Return Bond Strategies Fund Institutional Class ($11,729)
C000215205
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multisector Bond SMA Completion Portfolio ($15,054)
C000214277
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overseas SMA Completion Portfolio ($22,439)
Without Sales Load [Member] | C000032838
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%	7.42%				9.64%
Without Sales Load [Member] | C000032840
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	6.62%				8.82%
Without Sales Load [Member] | C000032842
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	7.70%				9.91%
Without Sales Load [Member] | C000094667
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%	7.73%				9.96%
Without Sales Load [Member] | C000122660
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%	7.78%				10.01%
Without Sales Load [Member] | C000094665
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%	7.16%				9.36%
Without Sales Load [Member] | C000253713
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	7.69%				9.91%
Without Sales Load [Member] | C000032888
Average Annual Return [Line Items]
Average Annual Return, Percent	18.32%	12.15%				14.55%
Without Sales Load [Member] | C000032890
Average Annual Return [Line Items]
Average Annual Return, Percent	17.44%	11.31%				13.69%
Without Sales Load [Member] | C000032893
Average Annual Return [Line Items]
Average Annual Return, Percent	18.62%	12.43%				14.84%
Without Sales Load [Member] | C000122667
Average Annual Return [Line Items]
Average Annual Return, Percent	18.73%	12.51%				14.93%
Without Sales Load [Member] | C000122668
Average Annual Return [Line Items]
Average Annual Return, Percent	18.76%	12.56%				14.98%
Without Sales Load [Member] | C000094681
Average Annual Return [Line Items]
Average Annual Return, Percent	18.03%	11.87%				14.26%
Without Sales Load [Member] | C000253719
Average Annual Return [Line Items]
Average Annual Return, Percent	18.64%	12.43%				14.84%
Without Sales Load [Member] | C000061809
Average Annual Return [Line Items]
Average Annual Return, Percent	45.42%	3.49%				8.65%
Without Sales Load [Member] | C000061810
Average Annual Return [Line Items]
Average Annual Return, Percent	44.33%	2.72%				7.84%
Without Sales Load [Member] | C000061811
Average Annual Return [Line Items]
Average Annual Return, Percent	45.86%	3.74%				8.92%
Without Sales Load [Member] | C000121798
Average Annual Return [Line Items]
Average Annual Return, Percent	45.98%	3.85%				9.06%
Without Sales Load [Member] | C000122684
Average Annual Return [Line Items]
Average Annual Return, Percent	45.98%	3.89%				9.10%
Without Sales Load [Member] | C000253721
Average Annual Return [Line Items]
Average Annual Return, Percent	45.86%	3.74%				8.92%
Without Sales Load [Member] | C000032877
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	16.86%				23.06%
Without Sales Load [Member] | C000032879
Average Annual Return [Line Items]
Average Annual Return, Percent	35.33%	15.99%				22.14%
Without Sales Load [Member] | C000032881
Average Annual Return [Line Items]
Average Annual Return, Percent	36.68%	17.15%				23.37%
Without Sales Load [Member] | C000122665
Average Annual Return [Line Items]
Average Annual Return, Percent	36.76%	17.21%				23.45%
Without Sales Load [Member] | C000169173
Average Annual Return [Line Items]
Average Annual Return, Percent	36.82%	17.27%				23.51%
Without Sales Load [Member] | C000253718
Average Annual Return [Line Items]
Average Annual Return, Percent	36.68%	17.15%				23.37%
Without Sales Load [Member] | C000032843
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.90%)	(8.13%)				2.44%
Without Sales Load [Member] | C000032846
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.67%)	(7.92%)				2.69%
Without Sales Load [Member] | C000179749
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.52%)	(7.77%)				2.82%
Without Sales Load [Member] | C000032872
Average Annual Return [Line Items]
Average Annual Return, Percent	30.43%	10.31%				9.47%
Without Sales Load [Member] | C000032876
Average Annual Return [Line Items]
Average Annual Return, Percent	30.79%	10.59%				9.74%
Without Sales Load [Member] | C000138362
Average Annual Return [Line Items]
Average Annual Return, Percent	30.94%	10.74%				9.89%
Without Sales Load [Member] | C000078988
Average Annual Return [Line Items]
Average Annual Return, Percent	30.97%	10.79%				9.94%
Without Sales Load [Member] | C000253717
Average Annual Return [Line Items]
Average Annual Return, Percent	30.79%	10.59%				9.74%
Without Sales Load [Member] | C000032847
Average Annual Return [Line Items]
Average Annual Return, Percent	13.28%	6.36%				13.06%
Without Sales Load [Member] | C000032849
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%	5.57%				12.22%
Without Sales Load [Member] | C000032854
Average Annual Return [Line Items]
Average Annual Return, Percent	13.61%	6.63%				13.35%
Without Sales Load [Member] | C000094669
Average Annual Return [Line Items]
Average Annual Return, Percent	13.62%	6.68%				13.41%
Without Sales Load [Member] | C000078986
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%	6.73%				13.47%
Without Sales Load [Member] | C000253714
Average Annual Return [Line Items]
Average Annual Return, Percent	13.60%	6.63%				13.35%
Without Sales Load [Member] | C000032868
Average Annual Return [Line Items]
Average Annual Return, Percent	27.38%	4.66%				15.78%
Without Sales Load [Member] | C000032870
Average Annual Return [Line Items]
Average Annual Return, Percent	26.39%	3.88%				14.91%
Without Sales Load [Member] | C000032871
Average Annual Return [Line Items]
Average Annual Return, Percent	27.69%	4.92%				16.07%
Without Sales Load [Member] | C000121792
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%	5.02%				16.18%
Without Sales Load [Member] | C000078987
Average Annual Return [Line Items]
Average Annual Return, Percent	27.84%	5.07%				16.24%
Without Sales Load [Member] | C000094677
Average Annual Return [Line Items]
Average Annual Return, Percent	27.05%	4.40%				15.49%
Without Sales Load [Member] | C000253716
Average Annual Return [Line Items]
Average Annual Return, Percent	27.69%	4.92%				16.07%
Without Sales Load [Member] | C000029358
Average Annual Return [Line Items]
Average Annual Return, Percent	2.62%	1.84%				3.31%
Without Sales Load [Member] | C000029360
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%	1.08%				2.54%
Without Sales Load [Member] | C000029362
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	2.10%				3.57%
Without Sales Load [Member] | C000094663
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%	2.13%				3.62%
Without Sales Load [Member] | C000129839
Average Annual Return [Line Items]
Average Annual Return, Percent	2.94%	2.18%				3.65%
Without Sales Load [Member] | C000094661
Average Annual Return [Line Items]
Average Annual Return, Percent	2.35%	1.58%				3.05%
Without Sales Load [Member] | C000253710
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	1.93%				3.36%
Without Sales Load [Member] | C000179757
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%	3.34%				2.39%
Without Sales Load [Member] | C000199958
Average Annual Return [Line Items]
Average Annual Return, Percent	22.69%	9.45%			9.25%
Without Sales Load [Member] | C000179756
Average Annual Return [Line Items]
Average Annual Return, Percent	17.03%	4.05%				9.17%
Without Sales Load [Member] | C000179755
Average Annual Return [Line Items]
Average Annual Return, Percent	1.99%	(0.20%)				1.61%
Without Sales Load [Member] | C000215205
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	6.94%	6.16%
Without Sales Load [Member] | C000214277
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%	10.84%		12.29%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,793)
Average Annual Return, Percent	20.38%	12.79%				15.37%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,793)
Average Annual Return, Percent	20.38%	12.79%				15.37%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,793)
Average Annual Return, Percent	20.38%	12.79%				15.37%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,793)
Average Annual Return, Percent	20.38%	12.79%				15.37%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,793)
Average Annual Return, Percent	20.38%	12.79%				15.37%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,793)
Average Annual Return, Percent	20.38%	12.79%				15.37%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,793)
Average Annual Return, Percent	20.38%	12.79%				15.37%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	19.77%	12.10%				15.13%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	19.77%	12.10%				15.13%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	19.77%	12.10%				15.13%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	19.77%	12.10%				15.13%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	19.77%	12.10%				15.13%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	19.77%	12.10%				15.13%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Average Annual Return, Percent	19.77%	12.10%				15.13%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%				9.54%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%				9.54%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%				9.54%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%				9.54%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%				9.54%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($24,869)
Average Annual Return, Percent	21.62%	9.35%				9.54%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($32,693)
Average Annual Return, Percent	22.35%	10.88%				12.58%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($32,693)
Average Annual Return, Percent	22.35%	10.88%				12.58%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($32,693)
Average Annual Return, Percent	22.35%	10.88%				12.58%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($32,693)
Average Annual Return, Percent	22.35%	10.88%				12.58%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($32,693)
Average Annual Return, Percent	22.35%	10.88%				12.58%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($32,693)
Average Annual Return, Percent	22.35%	10.88%				12.58%
Columbia Threadneedle: MSCI China Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index (Net) ($14,948)
Average Annual Return, Percent	(6.11%)	(2.20%)				4.10%
Columbia Threadneedle: MSCI China Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index (Net) ($14,948)
Average Annual Return, Percent	(6.11%)	(2.20%)				4.10%
Columbia Threadneedle: MSCI China Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index (Net) ($14,948)
Average Annual Return, Percent	(6.11%)	(2.20%)				4.10%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%				9.64%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%				9.64%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%				9.64%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%				9.64%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($25,109)
Average Annual Return, Percent	27.35%	9.37%				9.64%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,348)
Average Annual Return, Percent	0.60%	(1.74%)				0.34%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($19,512)
Average Annual Return, Percent	21.62%	9.35%			8.40%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Average Annual Return, Percent	20.10%	11.80%				14.84%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($10,587)
Average Annual Return, Percent	1.89%	(0.29%)	0.84%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($20,227)
Average Annual Return, Percent	21.62%	9.35%		10.64%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)
Average Annual Return, Percent	12.82%	7.59%				9.84%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)
Average Annual Return, Percent	12.82%	7.59%				9.84%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)
Average Annual Return, Percent	12.82%	7.59%				9.84%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)
Average Annual Return, Percent	12.82%	7.59%				9.84%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)
Average Annual Return, Percent	12.82%	7.59%				9.84%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)
Average Annual Return, Percent	12.82%	7.59%				9.84%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)
Average Annual Return, Percent	12.82%	7.59%				9.84%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	1.89%	(0.29%)				1.40%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($24,305)
Average Annual Return, Percent	39.25%	8.18%				9.29%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($24,305)
Average Annual Return, Percent	39.25%	8.18%				9.29%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($24,305)
Average Annual Return, Percent	39.25%	8.18%				9.29%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($24,305)
Average Annual Return, Percent	39.25%	8.18%				9.29%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($24,305)
Average Annual Return, Percent	39.25%	8.18%				9.29%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($24,305)
Average Annual Return, Percent	39.25%	8.18%				9.29%
Columbia Threadneedle: S&P Global 1200 Information Technology Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology Index (Net) ($89,272)
Average Annual Return, Percent	43.41%	20.37%				24.47%
Columbia Threadneedle: S&P Global 1200 Information Technology Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology Index (Net) ($89,272)
Average Annual Return, Percent	43.41%	20.37%				24.47%
Columbia Threadneedle: S&P Global 1200 Information Technology Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology Index (Net) ($89,272)
Average Annual Return, Percent	43.41%	20.37%				24.47%
Columbia Threadneedle: S&P Global 1200 Information Technology Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology Index (Net) ($89,272)
Average Annual Return, Percent	43.41%	20.37%				24.47%
Columbia Threadneedle: S&P Global 1200 Information Technology Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology Index (Net) ($89,272)
Average Annual Return, Percent	43.41%	20.37%				24.47%
Columbia Threadneedle: S&P Global 1200 Information Technology Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology Index (Net) ($89,272)
Average Annual Return, Percent	43.41%	20.37%				24.47%
Columbia Threadneedle: Hang Seng Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hang Seng Index ($11,011)
Average Annual Return, Percent	1.39%	(0.40%)				0.97%
Columbia Threadneedle: Hang Seng Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hang Seng Index ($11,011)
Average Annual Return, Percent	1.39%	(0.40%)				0.97%
Columbia Threadneedle: Hang Seng Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hang Seng Index ($11,011)
Average Annual Return, Percent	1.39%	(0.40%)				0.97%
Columbia Threadneedle: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net) ($26,711)
Average Annual Return, Percent	33.96%	13.69%				10.32%
Columbia Threadneedle: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net) ($26,711)
Average Annual Return, Percent	33.96%	13.69%				10.32%
Columbia Threadneedle: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net) ($26,711)
Average Annual Return, Percent	33.96%	13.69%				10.32%
Columbia Threadneedle: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net) ($26,711)
Average Annual Return, Percent	33.96%	13.69%				10.32%
Columbia Threadneedle: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net) ($26,711)
Average Annual Return, Percent	33.96%	13.69%				10.32%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($31,238)
Average Annual Return, Percent	(1.16%)	4.27%				12.06%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($31,238)
Average Annual Return, Percent	(1.16%)	4.27%				12.06%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($31,238)
Average Annual Return, Percent	(1.16%)	4.27%				12.06%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($31,238)
Average Annual Return, Percent	(1.16%)	4.27%				12.06%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($31,238)
Average Annual Return, Percent	(1.16%)	4.27%				12.06%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($31,238)
Average Annual Return, Percent	(1.16%)	4.27%				12.06%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Average Annual Return, Percent	23.25%	5.04%				10.66%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Average Annual Return, Percent	23.25%	5.04%				10.66%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Average Annual Return, Percent	23.25%	5.04%				10.66%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Average Annual Return, Percent	23.25%	5.04%				10.66%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Average Annual Return, Percent	23.25%	5.04%				10.66%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Average Annual Return, Percent	23.25%	5.04%				10.66%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Average Annual Return, Percent	23.25%	5.04%				10.66%
Columbia Threadneedle: FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)
Average Annual Return, Percent	(0.54%)	(4.32%)				(1.42%)
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)
Average Annual Return, Percent	4.77%	4.08%				5.26%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%				3.07%
Columbia Threadneedle: FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)
Average Annual Return, Percent	(0.54%)	(4.32%)				(1.42%)
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)
Average Annual Return, Percent	4.77%	4.08%				5.26%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%				3.07%
Columbia Threadneedle: FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)
Average Annual Return, Percent	(0.54%)	(4.32%)				(1.42%)
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)
Average Annual Return, Percent	4.77%	4.08%				5.26%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%				3.07%
Columbia Threadneedle: FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)
Average Annual Return, Percent	(0.54%)	(4.32%)				(1.42%)
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)
Average Annual Return, Percent	4.77%	4.08%				5.26%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%				3.07%
Columbia Threadneedle: FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)
Average Annual Return, Percent	(0.54%)	(4.32%)				(1.42%)
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)
Average Annual Return, Percent	4.77%	4.08%				5.26%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%				3.07%
Columbia Threadneedle: FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)
Average Annual Return, Percent	(0.54%)	(4.32%)				(1.42%)
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)
Average Annual Return, Percent	4.77%	4.08%				5.26%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%				3.07%
Columbia Threadneedle: FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)
Average Annual Return, Percent	(0.54%)	(4.32%)				(1.42%)
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)
Average Annual Return, Percent	4.77%	4.08%				5.26%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($13,526)
Average Annual Return, Percent	6.99%	2.09%				3.07%
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month U.S. Treasury Bill Index ($12,758)
Average Annual Return, Percent	3.95%	3.82%				2.47%
Columbia Threadneedle: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($27,269)
Average Annual Return, Percent	26.46%	6.85%				10.55%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($23,028)
Average Annual Return, Percent	28.49%	14.55%		12.71%